Equity Incentive Plans - Summary of non-vested stock options and restricted shares (Table) (Details)	6 Months Ended
Jun. 30, 2016 $ / shares shares
Number of options
Outstanding at January 1, 2016 | shares	104,250
Granted | shares	0
Vested | shares	0
Outstanding as of June 30, 2016 | shares	104,250
Weighted average exercise price
Outstanding at January 1, 2016	$ 27.5
Granted	0
Vested	0
Outstanding as of June 30, 2016	27.5
Weighted Average Grant Date Fair Value
Outstanding at January 1, 2016	7.0605
Granted	0
Vested	0
Outstanding as of June 30, 2016	$ 7.0605